Regulatory Assets and Liabilities - Gas Utilities and Infrastructure (Narrative) (Details) $ in Millions, $ in Millions				1 Months Ended	12 Months Ended		24 Months Ended
	Nov. 09, 2023 USD ($)	Sep. 14, 2023 USD ($)	May 20, 2022	Feb. 28, 2021 USD ($)	Dec. 31, 2023 CAD ($) km	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)
Public Utilities, General Disclosures [Line Items]
Accumulated depreciation					$ 9,994	$ 9,574
Regulatory assets					3,105	3,620
Storm cost recovery clauses
Public Utilities, General Disclosures [Line Items]
Regulatory assets					$ 52	$ 138
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km					145
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km					145
Public Utilities, Property, Plant and Equipment, Transmission and Distribution, Useful Life					25 years
NMGC
Public Utilities, General Disclosures [Line Items]
Incremental gas cost				$ 108
NMGC | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.375%	9.375%
Allowed equity capital structure					52.00%	52.00%
NMGC | New Mexico Public Regulatory | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			10.50%
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 49
PGS | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure					54.70%
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Decrease					$ 20	$ 14	$ 34
PGS | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	10.15%
Allowed equity capital structure	54.70%
Phase-in Plan, Amount of Capitalized Costs Recovered	$ 11
Public Utilities, Approved Rate Increase (Decrease), Amount	118
PGS | Gas Utilities and Infrastructure | Operating | Cast Iron/Bare Steel Pipe Replacement | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Capitalized Costs Recovered	$ 107
PGS | Range, Minimum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					8.90%
PGS | Range, Minimum | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure	54.70%
PGS | Range, Maximum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						11.00%
PGS | Mid Point | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.90%
BPLC
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					10.00%	10.00%